Other (Income) Expenses	12 Months Ended
Dec. 31, 2025
Notes to Consolidated Financial Statements [Abstract]
Other (Income) Expenses

 Note 8 | Other expenses (income)

	2025	2024
Restructuring costs	68	47
Earnings of equity-accounted investees	(37)	(130)
Bad debt expense	85	117
Project feasibility costs	108	92
Customer prepayment costs	63	58
Legal expenses	21	47
ARO/ERL related expenses for non-operating sites (Note 22)	2	151
Loss on natural gas derivatives not designated as hedge	‐	8
Loss related to financial instruments in Argentina	‐	35
Insurance recoveries	(1)	(65)
Other expenses	139	53
	448	413